Non-financial Assets and Liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 578,652	$ 580,546
Additions/(reversals)		(450)
Exchange differences		75
Amortization charge	(377)	(1,519)
Closing net book amount	578,275	578,652
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	651,138
Closing net book amount	651,112	651,138
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(10,567)
Closing net book amount	(10,918)	(10,567)
Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453	134,453
Closing net book amount	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Acquired Licenses to Patents
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	1,632	2,072
Additions/(reversals)		(450)
Exchange differences		74
Amortization charge	(13)	(64)
Closing net book amount	1,619	1,632
Acquired Licenses to Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	2,987
Closing net book amount	2,961	2,987
Acquired Licenses to Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(1,355)
Closing net book amount	(1,342)	(1,355)
In-process Research and Development Acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	427,779	427,779
Closing net book amount	427,779	427,779
In-process Research and Development Acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	489,698
Closing net book amount	489,698	489,698
In-process Research and Development Acquired | Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Current Marketed Products
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	14,788	16,242
Exchange differences		1
Amortization charge	(364)	(1,455)
Closing net book amount	14,424	14,788
Current Marketed Products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	24,000
Closing net book amount	24,000	24,000
Current Marketed Products | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(9,212)
Closing net book amount	$ (9,576)	$ (9,212)